The Royce Funds

745 Fifth Avenue
New York, NY 10151
(212) 355-7311
(800) 221-4268

February 27, 2012

Document Control: Filing Desk
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	The Royce Fund
File Nos. 2-80348 & 811-03599

Gentlemen:

Enclosed herewith for filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”), is Post-Effective Amendment No. 108 under the 1933 Act and Amendment No. 110 under the Investment Company Act of 1940, as amended (the “1940 Act”), to the Registration Statement on Form N-1A of The Royce Fund (the “Fund”).

The enclosed Amendment contains the Prospectuses for Royce Global Value Fund (R and K Class) and Royce Special Equity Multi-Cap Fund (Investment and Institutional Class) and is marked to show changes from Post-Effective Amendment No. 106, filed with the Commission on December 23, 2011.

Should you have any questions or comments, do not hesitate to call the undersigned at (212) 508-4578.

Very truly yours,

/s/ John E. Denneen

John E. Denneen
Secretary

Enclosures